Stock Based Compensation - Common Stock Option and Restricted Stock Award Activity (Detail) (USD $)	6 Months Ended	12 Months Ended			12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2014	Dec. 31, 2013 Inventergy Inc [Member]	Jan. 12, 2012 Inventergy Inc [Member]
Common Stock Option and Restricted Stock Award Activity [Line Items]
Shares Available for Grant, Beginning of year	315,944	307,344	302,756		0	0
Shares Available For Grant, Authorized					2,050,000
Shares Available For Grant, Options Granted	0	0	0		(915,000)
Shares Available For Grant, Restricted Awards Granted					(225,000)
Shares Available for Grant, End of year	315,944	315,944	307,344		910,000	0
Balance, Number of Shares					0
Number of Shares, Authorized					0
Number of Shares, Restricted Awards Granted					225,000
Shares Outstanding, Granted	0	0	0		915,000
Balance, Number of Shares					1,140,000
Total vested and expected to vest shares (options)					868,459
Weighted Average Exercise Price, Beginning of year	$ 11.78	$ 11.19	$ 10.80	$ 11.78	$ 0
Weighted Average Exercise Price Per Share, Authorized					$ 0
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0		$ 3.21
Total vested and expected to vest shares (options)					$ 3.21